Legal Claim (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Disputes Classified As Possible Chance of Loss	Find below the disputes classified as possible chance of loss segregated into labor, tax and civil.

	12/31/2021	12/31/2020

Tax	18,753	22,234
Civil	—	—
Labor	1,817	1,883

Total	20,570	24,117